Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended		11 Months Ended	12 Months Ended	22 Months Ended		23 Months Ended	34 Months Ended		35 Months Ended	46 Months Ended		47 Months Ended	58 Months Ended	59 Months Ended	70 Months Ended	71 Months Ended	82 Months Ended	83 Months Ended	95 Months Ended
	Mar. 22, 2022	Mar. 29, 2019	Mar. 01, 2018	Jan. 31, 2023	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2026	Jan. 31, 2024	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2025	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2026	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026
C000234653
Account Value [Line Items]
Line Graph and Table Measure Name							Fairlead Tactical Sector ETF
Accumulated Value	$ 10,000			$ 9,820				$ 10,170			$ 11,690			$ 12,878
C000206278
Account Value [Line Items]
Line Graph and Table Measure Name							Reynders, McVeigh Core Equity Fund - Institutional Shares
Accumulated Value		$ 10,000			$ 11,354				$ 16,941			$ 17,544			$ 15,888		$ 17,490		$ 20,926		$ 23,961
C000246834
Account Value [Line Items]
Line Graph and Table Measure Name							The Nightview Fund
Accumulated Value			$ 10,000			$ 10,437				$ 16,427			$ 44,380			$ 42,600		$ 23,687		$ 29,198		$ 39,128	$ 46,021
Russell 1000 Equal Weight Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Equal Weight Index
Accumulated Value	$ 10,000			$ 9,574				$ 9,669			$ 11,409			$ 12,760
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI World Index
Accumulated Value		10,000			11,281				13,025			15,178			14,047		16,434		19,951		23,858
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000			$ 10,278				$ 12,506			$ 14,663			$ 18,079		$ 16,593		$ 20,048		$ 25,336	$ 29,478
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 11,565				$ 13,560			$ 16,718			$ 15,345		$ 18,539		$ 23,429		$ 27,260